Income Taxes - Schedule of Changes in Valuation Allowance (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation Allowance, Deferred Tax Asset [Roll Forward]
Beginning balance	$ 119,419	$ 180,584	$ 171,600
Increases (decreases)	0	(61,165)	8,984
Ending balance	$ 119,419	$ 119,419	$ 180,584